Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

Artisan International Explorer Fund (the “Fund”)

SUPPLEMENT DATED 15 APRIL 2024
TO THE FUND’S PROSPECTUS
CURRENT AS OF THE DATE HEREOF

On 15 April 2024, shareholders of the Fund approved a change in the sub-classification of the Fund from “diversified” to “non-diversified” and the elimination of a related fundamental investment restriction.

Accordingly, effective 15 April 2024, the following changes will take effect:

1.  The following replaces (a) the first sentence of the first paragraph on page 67 of the prospectus and (b) the first sentence of the second paragraph under “Additional Information about the Funds’ Investment Strategies – Artisan International Explorer Fund” on page 126 of the prospectus:

The Fund’s investment team employs a fundamental investment process to construct a portfolio of securities of undervalued, primarily non-US small companies.

2.  The following sentences are added after the third sentence in (a) the fourth paragraph on page 67 of the prospectus and (b) the fourth paragraph under “Additional Information about the Funds’ Investment Strategies – Artisan International Explorer Fund” on page 126 of the prospectus:

The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, a high percentage of the Fund’s total assets may be invested in a particular company, sector or industry.

3.  The following risk is added as the second full paragraph on page 68 of the prospectus:

■  Non-Diversification Risk—As a non-diversified fund, the Fund may invest a larger portion of its assets in securities of a smaller number of issuers than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.

4.  The “Non-Diversification Risk” on page 140 of the prospectus applies to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

Artisan International Explorer Fund (the “Fund”)

SUPPLEMENT DATED 15 APRIL 2024
TO THE FUND’S STATEMENT OF ADDITIONAL INFORMATION
CURRENT AS OF THE DATE HEREOF

On 15 April 2024, shareholders of the Fund approved a change in the sub-classification of the Fund from “diversified” to “non-diversified” and the elimination of a related fundamental investment restriction.

Accordingly, effective 15 April 2024, the following changes will take effect:

1.  The following bullet (8) under the heading “Fundamental Restrictions” on page 30 of Artisan Partners Funds’ statement of additional information is replaced in its entirety with the following:

(8) with respect to 75% of each Fund’s total assets (other than Artisan Emerging Markets Debt Opportunities Fund, Artisan Focus Fund, Artisan Global Unconstrained Fund, Artisan International Explorer Fund, Artisan Select Equity Fund and Artisan Sustainable Emerging Markets Fund), purchase securities of an issuer (other than the US Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by US Government securities and other investment companies), if: (a) such purchase would cause more than 5% of a Fund’s total assets taken at market value at the time of a particular purchase to be invested in the securities of such issuer; or (b) such purchase would result in more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of such issuer being held by the Fund

2.  The first paragraph under the heading “Organization” on page 31 of Artisan Partners Funds’ statement of additional information is replaced in its entirety with the following:

The Funds are series of Artisan Partners Funds, Inc., an open-end management investment company that was incorporated under Wisconsin law on 5 January 1995. Each Fund is classified as a diversified fund under the 1940 Act except Artisan Emerging Markets Debt Opportunities Fund, Artisan Focus Fund, Artisan Global Unconstrained Fund, Artisan International Explorer Fund, Artisan Select Equity Fund and Artisan Sustainable Emerging Markets Fund, which are non-diversified under the 1940 Act.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE